RECURRING FAIR VALUE MEASUREMENTS - Fair value of held-to-maturity securities (Details) - PRIVETERRA ACQUISITION CORP. - U.S. Treasury Bill - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost
Amortized Cost	$ 279,339,034	$ 276,079,635
Gain Holding Gain	40,537	1,273
Fair Value	279,379,571	$ 276,080,908
Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost
Amortized Cost	279,339,034
Gain Holding Gain	40,537
Fair Value	$ 279,379,571